FAIR VALUE MEASUREMENTS - Gross holding gains and fair value of held-to-maturity securities (Details)	Mar. 31, 2021 USD ($)
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Cash held in the Trust Account	$ 20,494
Assets held in the Trust Account	80,110,005
U.S. Treasury Securities
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Assets held in the Trust Account	80,089,511
U.S. Treasury Securities | Level 1 | Recurring
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Amortized Cost	80,089,511
Unrealized Gain	8,086
Fair Value	$ 80,097,597